Severance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Schedule of Severance Costs

The costs recorded and paid are summarized as follows for the year ended December 31, 2019 (in thousands):

Balances at December 31, 2017	$—
Additional severance agreements	294
Payments	(74)

Balances at December 31, 2018	$220

Additional severance agreements	447
Payments	(667)

Balances at December 31, 2019	$—